Stockholders' Equity and Stock-based Compensation	12 Months Ended
Jun. 30, 2026
Stockholders' Equity and Stock-based Compensation [Abstract]
Stockholders' Equity and Stock-based Compensation
NOTE 10. STOCKHOLDERS’ EQUITY AND STOCK-BASED COMPENSATION
On the Closing Date, the Company adopted an amended and restated certificate of incorporation, which became effective upon the filing thereof with the Secretary of State of the State of Delaware (the “Restated Charter”), and amended and restated bylaws (the “Restated Bylaws”). Among other things, the Restated Charter increased the authorized capital stock of the Company to consist of 2,000,000,000 shares of Common Stock, par value $0.01 per share (“Common Stock”) and 100,000,000 shares of Preferred Stock, par value $0.01 per share (“Preferred Stock”).
Also on the Closing Date, the Board adopted and the Company filed with the Secretary of State of the State of Delaware a certificate of designation (the “Certificate of Designation”) designating the rights, preferences and limitations of the Series A Preferred Stock. Up to 200,000 shares were designated Series A Preferred Stock, with each share of Series A Preferred Stock having a stated value equal to $1,000 (the “Stated Value”). Each share of Series A Preferred Stock is convertible, at the option of the holder, into that number of shares of Common Stock determined by dividing the Stated Value by $6.25 (the “Conversion Price”). The Conversion Price may be

adjusted pursuant to the Certificate of Designation for stock dividends and stock splits, subsequent rights offerings, pro rata distributions of dividends or the occurrence of a Fundamental Transaction (as defined in the Certificate of Designation). A holder of Series A Preferred Stock will not have the right to convert any portion of its Series A Preferred Stock if the holder, together with its affiliates, would beneficially own in excess of 4.99% (or, at the election of the holder, 9.99%) of the number of shares of Common Stock outstanding immediately after giving effect to such conversion.
The shares of Series A Preferred Stock are not redeemable and are classified within permanent equity. Shares of Series A Preferred Stock are not entitled to receive dividends, except that if dividends are paid on the Common Stock then the Company would be required to pay a dividend on the Series A Preferred Stock on a pro rata basis with the Common Stock determined on an as-converted
basis. The Series A Preferred Stock has no voting rights, except as required by the Restated Charter, applicable law and with respect to any vote to approve a Fundamental Transaction (in which case each holder of Series A Preferred Stock would be entitled to a number of votes equal to the number of whole shares of Common Stock into which such holder’s shares of Series A Preferred Stock were convertible).
Upon any liquidation, dissolution or
winding-up
of the Company, whether voluntary or involuntary, the then holders of the Series A Preferred Stock would be entitled to participate with the holders of Common Stock then outstanding, pro rata as a single class on an as-converted
basis.
Stock-Based Compensation
Effective as of the Closing Date, the stockholders of Sonnet approved the Hyperliquid Strategies Inc 2025 Equity Incentive Plan (the “2025 Equity Incentive Plan”), and the 2025 Equity Incentive Plan became effective. The 2025 Equity Incentive Plan permits the grant of incentive stock options, nonstatutory stock options, stock appreciation rights, restricted stock, restricted stock units, stock bonus awards, and other stock-based awards, as well as the grant of dividend equivalents. Employees, directors and independent contractors of the Company and its subsidiaries are all eligible to participate in the 2025 Equity Incentive Plan, provided that incentive stock options may only be granted to employees. A total of 6,351,278 shares of Common Stock are reserved for awards under the 2025 Equity Incentive Plan.
During the year ended June 30, 2026, the Company issued 20,463 shares of Common Stock (in lieu of cash compensation) to its board of directors, for a total fair value of $0.1 million included within “selling, general and administrative and research and development expenses” on the Company’s consolidated statements of operations.
In determining related stock-based compensation expense for any award under the 2025 Equity Incentive Plan, the Company has made an accounting policy election to account for forfeitures of awards as they occur and therefore stock-based compensation expense presented below has not been adjusted for any estimated forfeitures
Restricted Stock Units
The Company records stock-based compensation expense related to restricted stock units (“RSUs”). For the year ended June 30, 2026, the Company recorded stock-based compensation expense allocated as follows (in thousands):

	For the Year Ended June 30, 2026	For the Period From June 13, 2025 (Inception) Through June 30, 2025
Selling, general and administrative and research and development expenses	$893	$—

Total	$893	$—

The Company did not issue RSUs or record stock-based compensation expense for the period from June 13, 2025 (inception) through June 30, 2025.
A summary of the restricted stock units (“RSUs”) activity during the year ended June 30, 2026 is presented below:

	Number of RSUs	Weighted Average Grant Date Price
RSUs June 30, 2025	—	—
Granted	1,169,558	$6.71
Vested	—	—
Forfeited	—	—

RSUs undelivered June 30, 2026	1,169,558	$6.71

The weighted average grant date fair value of common share-settled restricted stock units during the year ended June 30, 2026 was $6.71, based on the fair value of the Company’s common stock.
RSUs have been granted to directors and officers of the Company in accordance with the Company’s 2025 Equity Incentive Plan.
During the year ended June 30, 2026, the Company and its Chief Financial Officer entered into an Employment Agreement (the “CFO Employment Agreement”). Per the CFO Employment Agreement, the Chief Financial Officer received two one-time
awards of time-based RSU awards, each with a target value of $1.0 million. Each award vests ratably on an annual basis over three years, subject to continued employment through the applicable vesting dates. The first award has a vesting period commencement date of December 2, 2025, with a target fair value based on the volume weighted average price of the Company during its first eight trading days, and the second award has a vesting period commencement date equal to the date of grant, with target fair value based on the stock price of the Company as of the date of grant.
The Chief Financial Officer is also eligible to be granted annual equity and equity-based awards under the 2025 Equity Incentive Plan, with a target grant date fair value of $1 million for the current fiscal year (subject to modification in the future based on the Board’s and Compensation Committee’s evaluation of various factors, including but not limited to, the executive’s performance, the Company’s financial condition, and other relevant criteria as determined by the Board and Compensation Committee), 50% of the awards shall be granted pursuant to time-vesting awards that will vest ratably on an annual basis over a three year period (“Time-Based Awards”) and 50% of the awards shall be granted pursuant to performance-vesting awards (“Performance-Based Awards”), subject to the Chief Financial Officer’s continuous employment through such vesting date (other than certain termination provisions outlined in the CFO Employment Agreement).
In accordance with an employment agreement (and subsequent amended agreement) entered into between the Company and its Chief Executive Officer (collectively the “CEO Employment Agreement”), The Chief Executive Officer is eligible to be granted equity and equity-based awards on an annual basis for each fiscal year commencing with the fiscal year beginning July 1, 2026 (after the close of the applicable fiscal year and related financial statements for such fiscal year have been filed) at the Compensation Committee’s discretion. Each such annual award shall have a target grant date fair value between $2 million and $3 million, (subject to modification in the future based on the Board’s and Compensation Committee’s evaluation of various factors, including but not limited to, the executive’s performance, the Company’s financial condition, and other relevant criteria as determined by the Board and Compensation Committee). Annual equity awards are expected to consist primarily of long-term vesting restricted stock units and/or performance stock units, with vesting schedules and performance criteria to be determined by the Compensation Committee and/or the Board and set forth in the applicable award agreement.
During the year ended June 30, 2026, the Company and SBR Limited, a Hong Kong company (the “Consultant”) entered into a placement agreement whereby the Consultant will supply the Company with its Chief Operating Officer (the “Executive Placement Agreement” or the “COO Placement Agreement”). In addition, in connection with the execution of the COO Placement Agreement the Consultant received two awards of time-based restricted stock units, each vesting on an annual basis over a three-year period. One of such initial awards has a target fair value of $1,000,000 based on the volume weighted average price of the Company’s common stock during the Company’s first eight trading days following December 2, 2025, with the vesting period commencing on that date, and the second has a target grant date fair value of $1,000,000 based on the closing price of the Company’s common stock on May 5, 2026, with the vesting period commencing on that date.
The Consultant is also eligible to be granted annual equity and equity-based awards under the 2025 Equity Incentive Plan, with a target grant date fair value of $1 million for the current fiscal year (subject to modification in the future based on the Board’s and Compensation Committee’s evaluation of various factors, including but not limited to, the Consultant’s performance, the Company’s financial condition, and other relevant criteria as determined by the Board and Compensation Committee), 50% of the awards shall be granted pursuant to time-vesting awards that will vest ratably on an annual basis over a three year period (“Time-Based Awards”) and 50% of the awards shall be granted pursuant to performance-vesting awards (“Performance-Based Awards”), subject to the term of the Executive Placement Agreement continuing through such vesting date and the Consultant’s continuous engagement through the applicable vesting dates. (other than certain termination provisions outlined in the Executive Placement Agreement).
As of June 30, 2026, there was approximately $7.0 million of total unrecognized share-based compensation expense related to unvested RSUs, which the Company expects to recognize over a weighted average vesting period of approximately 1.6 years.

Equity Facility
On October 22, 2025, the Company entered into an agreement (the “Purchase Agreement”) with Chardan Capital Markets LLC (“Chardan”) for Chardan to purchase up to $1.0 billion of shares of the Company’s Common Stock (the “Equity Facility”). The Company engaged LifeSci Capital, LLC as a qualified independent underwriter in connection with the Purchase Agreement. Pursuant to and upon the terms and subject to the conditions and limitations set forth in the Purchase Agreement, beginning on the later of the Closing Date and the date the registration statement registering the resale of such shares is effective (the “Commencement Date”), the Company has the right from time to time at the Company’s option to direct Chardan to purchase up to $1.0 billion of shares of Common Stock. Sales of the Company’s Common Stock to Chardan under the Purchase Agreement, and the timing of any sales, will be determined by the Company from time to time in the Company’s sole discretion. Per the requirements of the Purchase Agreement, the Company paid total fees of $1.1 million to Chardan for the year ended June 30, 2026, which are included within “Other expense” on the Company’s consolidated statements of operations. Fees consisted of initial amounts paid at inception, in addition to additional commitment fees based on the amount of shares sold under the Purchase Agreement, including $0.3 million paid upon the Company’s receipt of an aggregate of $25.0 million in proceeds from sales of Common Stock under the Purchase Agreement, and $0.6 million paid upon the Company’s receipt of an aggregate of $50.0 million in proceeds from sales of Common Stock under the Purchase Agreement. As of June 30, 2026, 76,063,600 shares of common stock have been issued under the Equity Facility for gross proceeds of $646.6 million.
PIPE Financing and HYPE Contributions
Concurrently with the execution of the BCA, (i) certain accredited investors entered into subscription agreements with Sonnet and the Company, pursuant to which Sonnet agreed to issue, and the subscribers agreed to purchase, immediately prior to the Closing, shares of Sonnet common stock which would immediately be converted into shares of the Company, pursuant to a private placement in accordance with Section 4(a)(2) of the Securities Act (the “Closing PIPE”) and (ii) certain accredited investors entered into contribution agreements with Rorschach, pursuant to which such investors agreed to contribute HYPE tokens and/or cash to Rorschach immediately prior to the Closing (the “Contributions”), resulting in the investors that provided both the Closing PIPE and the Contributions receiving equity in the Company at the Closing. The gross proceeds received from the Closing PIPE and the Contributions consisted of $299.9 million of cash and 12,517,592 HYPE tokens valued at $580.5 million, based on the fair value of the shares issued for the tokens, for an aggregate fair value of $880.4 million, before deducting the allocated transaction costs. The shares of Sonnet common stock and membership interests in Rorschach issued pursuant to the Closing PIPE and the Contributions, respectively, were converted into shares of Common Stock at the Closing.
At the Closing, one investor received approximately 166,173 shares of HSI Series A Preferred Stock instead of shares of HSI Common Stock. In total, 123,354,259 shares of HSI Common Stock and 166,173 shares of HSI Series A Preferred Stock were issued in exchange for the gross proceeds of the Closing PIPE and the Contributions. The gross proceeds amount of $880.4 million was recorded to Common Stock and Series A Preferred Stock based on the respective par values with the excess of the gross proceeds above par values recorded to additional paid-in
capital. Additional
paid-in
capital was reduced for the impact of cash paid for transaction costs of $2.3 million related to the Closing PIPE financing. Additionally, as noted in Note 5, at Closing, such 12.5 million HYPE tokens were valued at $411.3 million, resulting in a loss on commitment of $169.2 million recognized by the Company on the HYPE tokens.
Stock Repurchase Program
On December 8, 2025, the Company announced that the Board had authorized a stock repurchase program of up to $30 million of the Company’s outstanding Common Stock that will be in place for up to 12 months. Through June 30, 2026, a total of 3,067,097 shares of Common Stock were repurchased by the Company for a total of approximately $10.5 million.

Warrants
A summary of the warrant activity during the year ended June 30, 2026 is presented below:

Number of Warrants
Outstanding as of June 30, 2025	—
Issued	30,203,375
Exercised	(1,544,761)

Outstanding as of June 30, 2026	28,658,614
Included within exercised warrants in the above table, during the year ended June 30, 2026, warrants to purchase 1,162,667 shares of common stock were exercised through a cashless exercise provision. Net shares of 498,887 were issued and 663,780 shares were withheld to cover the aggregate exercise price. There was no warrant activity for the period from June 13, 2025 (inception) through June 30, 2025.
The following table presents information related to warrants as of June 30, 2026:

Exercise Price	Outstanding Number of Warrants	Weighted Average Remaining Life in Years
$9.38	9,131,600	4.4
$12.50	9,131,600	4.4
$18.75	9,131,600	4.4
$6.25	1,237,334	4.0
Various (> $47.00)	26,480	Various

	28,658,614